WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2020
WARRANT LIABILITIES
WARRANT LIABILITIES

12. WARRANT LIABILITIES

The Company classified the warrants to purchase redeemable convertible preferred shares as warrant liabilities and adjusted the carrying value of the warrant liabilities to fair value at the end of each reporting period utilizing the binomial option pricing model, which involves significant assumptions including the risk-free interest rate, the expected volatility, expected dividend yield and expected term. The risk-free interest rate was based on the U.S. Treasury rate for the expected remaining life of preferred shares warrants. The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s warrant liabilities. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the remaining life of the warrant liabilities.

Series C Warrant

In February 2016, Ronglian Yitong entered into a two-year credit facility with SPD to borrow up to RMB40 million. On September 23, 2016, in connection with the credit facility arrangement, the Company issued a warrant to China Equities HK Limited (“China Equities”), a related party of SPD, to purchase an aggregate of 661,376 shares of the Company’s Series C Redeemable Convertible Preferred Shares at an exercise price of US$0.945 per share. The warrant is exercisable upon issuance and expires on September 23, 2023. The warrant has not been exercised as of December 31, 2020. At initial recognition, the Group recorded the warrant liabilities on the consolidated balance sheet at its estimated fair value and subsequently, at each reporting date, recorded changes in estimated fair value included in the change in fair value of warrant liabilities on the consolidated statement of comprehensive loss. The fair value of the warrant to purchase 661,376 Series C Redeemable Convertible Preferred Shares is US$547,000 (equivalent to RMB3,638,995) at the issuance date, US$814,000 (equivalent to RMB5,678,627) as of December 31, 2019 and US$2,984,000 (equivalent to RMB19,470,302) as of December 31, 2020. On March 22, 2021, China Equities exercised the Series C warrants. For details, please refer to Note 21(g).

The fair value of the warrant liability to China Equities HK Limited for purchasing Series C Redeemable Convertible Preferred Shares as of December 31, 2019 and 2020 are estimated with the following assumptions used:

	December 31,
	2019	2020
Risk‑free rate of return	2.60%	1.15%
Volatility	45%	45%
Expected dividend yield	0%	0%
Fair value of underlying Series C Redeemable Convertible Preferred Shares	US$1.97	US$5.42
Expected term	3.7 years	2.7 years

Series E Warrant

During the Company’s Series E financing in September 2019, two PRC onshore investment funds would also like to invest in the Series E Redeemable Convertible Preferred Shares. However, these two PRC onshore investment funds were required to obtain ODI approvals from relevant PRC government authorities and complete foreign currency exchange procedures before conducting an outbound direct investment pursuant to the PRC laws. To facilitate these two PRC onshore investment funds to invest in the Series E Redeemable Convertible Preferred Shares with the same preference and rights as other three offshore investment funds, a series of agreements were entered into by the Company and Ronglian Yitong. On September 25, 2019, Ronglian Yitong entered into loan agreements with the two PRC onshore investment funds to borrow two loans in the amount of US$9.0 million and US$6.0 million, respectively (equivalent to RMB106,092,000 in total). The Company also entered into warrant purchase agreements with the two PRC onshore investment funds, which entitle the PRC onshore investment funds to purchase 6,112,570 Series E Redeemable Convertible Preferred Shares at Series E’s issuance price of US$2.45 per share. Such preferred shares shall be issuable upon the exercise of the warrants once the two investors obtain the government approval and complete the exchange procedures for ODI. The warrants are exercisable through February 28, 2021. If the government approval is not obtained before the due date of the loans, the warrants are lapsed. At initial recognition, the Group allocated the proceeds from the issuance of the debt instrument to the warrants based on the warrant liabilities’ fair value. The warrant liabilities are subject to remeasurement at each reporting period.

On March 25, 2020 and July 15, 2020, the Company issued 3,706,745 and 3,501,087 ordinary shares, in connection with the purchase of non-controlling interests of the Group’s subsidiaries. Pursuant to the anti-dilution provision in the Series E financing arrangement, the two PRC onshore investment funds were entitled to additional 123,677 and 190,597 warrants to purchase Series E Redeemable Convertible Preferred Shares, respectively.

On November 3, 2020, the warrants in connection with Series E financing were exercised and the Company issued 6,426,844 Series E Redeemable Convertible Preferred Shares to the offshore affiliates of the two PRC onshore investment funds (the “Offshore Affiliates”) in exchange for two promissory notes in the aggregate amount of US$15 million. Therefore, the preferred shares issued in connection with the exercise of Series E warrants was recorded in mezzanine equity in an amount of RMB122,642,269.

The fair value of the warrant to purchase 6,112,570 Series E Redeemable Convertible Preferred Shares is US$2,100,000 (equivalent to RMB14,852,880) at the issuance date and US$2,000,000 (equivalent to RMB13,952,400) as of December 31, 2019.The fair value of additional warrants issued to purchase the additional 123,677 and 190,597 Series E Redeemable Convertible Preferred Shares is US$73,268 (equivalent to RMB515,611) at issuance date and total fair value of the warrant to purchase 6,426,844 Series E Redeemable Convertible Preferred Shares at the exercise date of Series E warrants is US$2,471,709 (equivalent to RMB 16,549,825).

The fair value of the warrant liability issued to two PRC onshore investment funds for purchasing Series E Redeemable Convertible Preferred Shares as of December 31, 2019 are estimated with the following assumptions used:

December 31,
2019
Risk‑free rate of return	2.58%
Volatility	55%
Expected dividend yield	0%
Fair value of underlying Series E Redeemable Convertible Preferred Shares	US$2.49
Expected term	1.2 years

Series F Warrant

On November 13, 2020, the Company agreed to issue a warrant to Novo Investment HK Limited (“Novo Investment”) with the exercise price of US$34,000,000. Novo Investment may, within six months commencing from the issuance date, subscribe for an aggregate of 11,799,685 Series F Redeemable Convertible Preferred Shares of the Company, par value of US$0.0001 per share, at the exercise price of US$2.8814 per share, subject to adjustment. On January 7, 2021, the Series F warrant was fully exercised with the exercise price of US$34,000,000 and the Company issued 11,799,685 Series F Redeemable Convertible Preferred Shares to Novo Investment (Note 21(c)). At initial recognition, the Group recorded the warrant liabilities on the consolidated balance sheet at its estimated fair value and subsequently, at each reporting date, recorded changes in estimated fair value included in the change in fair value of warrant liabilities on the consolidated statement of comprehensive loss.

The fair value of the warrant to purchase 11,799,685 Series F Redeemable Convertible Preferred Shares is US$4,800,000 (equivalent to RMB31,816,800) at the issuance date and US$31,000,000 (RMB202,271,900) as of December 31, 2020.

The fair value of the warrant liability issued to Novo Investment for purchasing Series F Redeemable Convertible Preferred Shares as of December 31, 2020 are estimated with the following assumptions used:

December 31,
2020
Risk‑free rate of return	1.07%
Volatility	30%
Expected dividend yield	0%
Fair value of underlying Series F Redeemable Convertible Preferred Shares	US$5.50
Expected term	0.36 years